Contract revenues, Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract Revenue [Abstract]
Total contract revenue	SFr 15,431	SFr 110,456	SFr 6,912
Amount reclassified from contract revenue to other income/(expense)	300	600	300
Lilly [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 14,348	SFr 105,662	0
Percentage of contract revenues	93.00%	96.00%
Genentech [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 0	SFr 0	0
Janssen [Member]
Contract Revenue [Abstract]
Total contract revenue	1,083	1,173	SFr 2,157
Percentage of contract revenues			31.00%
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenue	0	2,206	SFr 0
Biogen [Member]
Contract Revenue [Abstract]
Total contract revenue	0	1,063	SFr 4,024
Percentage of contract revenues			58.00%
Other [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 0	SFr 352	SFr 731